INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2024
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

NOTE 8 — INCOME AND SOCIAL CONTRIBUTION TAXES

In Brazil, income taxes include federal income tax (IRPJ) and social contribution (CSLL), which represents an additional federal income tax. The statutory rates for income tax and social contribution are 25% and 9%, respectively, and are applicable for the years ended December 31, 2024, 2023 and 2022. The foreign subsidiaries of the Company are subject to taxation at rates ranging between 23% and 35%, without considering there are subsidiaries abroad with zero tax rate, which have mainly financial activities. The differences between the Brazilian tax rates and the rates of other countries are presented under “Difference in tax rates in foreign companies” in the reconciliation of income tax and social contribution below.

a) Reconciliations of income and social contribution taxes at statutory rates to amounts presented in the Statement of Income are as follows:

	2024	2023	2022
Income (loss) before income taxes	5,463,715	9,346,605	15,859,027
Statutory tax rates	34%	34%	34%
Income and social contribution taxes at statutory rates	(1,857,663)	(3,177,846)	(5,392,069)
Tax adjustment with respect to:
- Difference in tax rates in foreign companies	805,361	281,754	66,851
- Equity in earnings of unconsolidated companies	157,919	281,386	391,621
- Interest on equity (Note 2.14)	(1,662)	302,602	566,740
- Interests on tax lawsuits	38,249	134,131	20,442
- Tax credits and incentives	10,382	16,634	36,779
- Deferred tax assets not recognized / Realization, net	38,481	44,000	58,402
- Other permanent differences, net	(55,720)	307,717	(128,241)
Income and social contribution taxes	(864,653)	(1,809,622)	(4,379,475)
Current	(1,159,640)	(1,810,459)	(3,709,414)
Deferred	294,987	837	(670,061)

b) Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates:

	Balance as of	Recognized in		Comprehensive	Balance as of
	January 01, 2022	income	Others	Income	December 31, 2022
Tax loss carryforward	649,849	17,112	41	(27,956)	639,046
Social contribution tax losses	123,087	50,492	—	—	173,579
Provision for tax, civil and labor liabilities	422,752	108,240	(5,295)	(539)	525,158
Benefits granted to employees	298,617	(88)	—	(98,756)	199,773
Other temporary differences	359,074	(191,137)	—	179,114	347,051
Deferred exchange variance	1,569,311	(735,097)	—	121	834,335
Provision for losses	36,264	7,607	—	(134)	43,737
Fair value adjustments on businesses acquired	(628,621)	72,810	(3,142)	(135,590)	(694,543)
	2,830,333	(670,061)	(8,396)	(83,740)	2,068,136

Non-current assets	2,929,308				2,164,477
Non-current liabilities	(98,975)				(96,341)

	Balance as of	Recognized in		Comprehensive	Balance as of
	December 31, 2022	income	Others	Income	December 31, 2023
Tax loss carryforward	639,046	209,405	88,975	(10)	937,416
Social contribution tax losses	173,579	67,505	—	—	241,084
Provision for tax, civil and labor liabilities	525,158	55,830	—	(40)	580,948
Benefits granted to employees	199,773	(276)	—	(106,576)	92,921
Other temporary differences	347,051	56,739	—	(120,863)	282,927
Deferred exchange variance	834,335	(410,931)	—	223	423,627
Provision for losses	43,737	49,696	—	(33)	93,400
Fair value adjustments on businesses acquired	(694,543)	(27,131)	—	84,661	(637,013)
	2,068,136	837	88,975	(142,638)	2,015,310

Non-current assets	2,164,477				2,219,461
Non-current liabilities	(96,341)				(204,151)

	Balance as of	Recognized in		Comprehensive	Balance as of
	December 31, 2023	income	Others	Income	December 31, 2024
Tax loss carryforward	937,416	173,232	(30,008)	(193)	1,080,447
Social contribution tax losses	241,084	52,565	—	—	293,649
Provision for tax, civil and labor liabilities	580,948	55,693	—	2	636,643
Benefits granted to employees	92,921	43	—	17,745	110,709
Other temporary differences	282,927	106,170	—	90,073	479,170
Deferred exchange variance	423,627	(153,604)	—	(1,598)	268,425
Provision for losses	93,400	38,310	—	174	131,884
Fair value adjustments on businesses acquired	(637,013)	22,578	—	(121,982)	(736,417)
	2,015,310	294,987	(30,008)	(15,779)	2,264,510

Non-current assets	2,219,461				2,427,648
Non-current liabilities	(204,151)				(163,138)

The recoverability analysis of deferred tax balances related to tax loss carryforward and social contribution tax losses performed by the Company and approved by its Board of Directors are based on its business plans and aligned with other projections and analysis performed by the Company as, for example, the impairment of assets tests.

c) Estimated recovery and reversal of income and social contribution tax assets and liabilities are as follows:

	Assets		Liabilities
	2024	2023	2024	2023
2024	—	441,109	—	(90,751)
2025	642,510	406,774	(3,438)	(29,983)
2026	346,261	379,248	(18,963)	(29,219)
2027	353,558	273,083	(2,908)	(11,698)
2028	222,299	221,383	(23,361)	(15,922)
2029 on	863,020	497,864	(114,468)	(26,578)
	2,427,648	2,219,461	(163,138)	(204,151)

d) Tax Assets not recognized:

Due to the lack of expectation to use tax losses, negative social contribution base and deferred exchange variation arising from some operations in Brazil, the Company did not recognize a portion of tax assets of R$ 300,763 (R$ 282,387 on December 31, 2023), which do not have an expiration date. The subsidiaries abroad had R$ 849,200 (R$ 569,714 as of December 31, 2023) of tax credits on capital losses for which deferred tax assets have not been recognized and which expire between 2029 and 2035 and also several Unrecognized tax loss carryforwards from state credits in the United States in the amount of R$ 326,966 (R$ 277,348 as of December 31, 2023), which expire at various dates between 2025 and 2038.